CONTRACTUAL RIGHTS AND OBLIGATIONS - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) building	Dec. 31, 2019 USD ($) building
Contractual Obligations [Line Items]
Direct issuance costs for borrowings	$ 10.9	$ 8.0
Borrowing costs capitalized	7.5	5.8
Lease liabilities included under "Borrowings"	$ 8.3	$ 30.6
Average period until redelivery of the vessels	1 year	1 year
Number of contracted new buildings | building	3	4
2021
Contractual Obligations [Line Items]
Number of contracted new buildings | building	1
2021-2022
Contractual Obligations [Line Items]
Number of contracted new buildings | building	2
Land and buildings and other plant and operating equipment
Contractual Obligations [Line Items]
Lease liabilities included under "Borrowings"	$ 8.3	$ 8.7
Vessels and capitalized dry-docking
Contractual Obligations [Line Items]
Lease liabilities included under "Borrowings"	$ 0.0	$ 21.9